Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Condensed Consolidated Statements of Operations
Gross billings	$ 14.4	$ 11.9	$ 47.0	$ 25.9	$ 39.3	$ 12.1
Worksite employee payroll cost	$ 12.4	$ 10.3	$ 40.3	$ 22.3	$ 33.9	$ 10.3